Unaudited Consolidated Statements of Changes in Shareholders' Equity - 9 months ended Sep. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A [Member] Common Stock and Additional Paid-in Capital [Member]	Class B [Member] Common Stock and Additional Paid-in Capital [Member]
Balance as at Dec. 31, 2015	$ 877,461		$ (217,413)	$ 1,032,239	$ 62,635
Balance as (shares) at Dec. 31, 2015		156,031
Net income	56,009		56,009
Dividends declared	(23,433)		(23,433)
Equity-based compensation (note 11)	637			637
Equity-based compensation (note 11) (shares)		253
Balance as at Sep. 30, 2016	$ 910,674		$ (184,837)	$ 1,032,876	$ 62,635
Balance as (shares) at Sep. 30, 2016		156,284